INSTITUTIONAL GOVERNMENT PORTFOLIO
                         INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX-FREE PORTFOLIO


                                  ANNUAL REPORT
                                DECEMBER 31, 1995


         Board of Directors

         DAVID S. LEE(1)                    Chairman of the Board; Managing Director, Scudder, Stevens
                                            & Clark, Inc.

         EDGAR R. FIEDLER(1) (2) (3)        Vice President and Economic Counsellor, The Conference Board;
                                            formerly Assistant Secretary of the Treasury for Economic Policy

         PETER B. FREEMAN(2) (3)            Corporate Director and Trustee

         ROBERT W. LEAR(2) (3)              Executive-in-Residence and Visiting Professor, Columbia
                                            University Graduate School of Business; Director or Trustee,
                                            Various Organizations

         DANIEL PIERCE(1)                   President; Chairman of the Board, Scudder, Stevens & Clark, Inc.
                                            (1)Member of Executive Committee
                                            (2)Member of Nominating Committee
                                            (3)Member of Audit Committee

         ---------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------

         Officers

         DAVID S. LEE                       Chairman of the Board

         DANIEL PIERCE                      President

         K. SUE COTE                        Vice President

         JERARD K. HARTMAN                  Vice President

         KATHRYN L. QUIRK                   Vice President

         THOMAS W. JOSEPH                   Vice President and Assistant Secretary

         THOMAS F. McDONOUGH                Vice President and Assistant Secretary

         PAMELA A. McGRATH                  Vice President and Treasurer

         IRENE McC. PELLICONI               Secretary




Dear Shareholder:

     Operated exclusively for institutions and their clients, Scudder Institutional Fund, Inc., comprised of Institutional Government Portfolio, Institutional Federal Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio provided competitive investment results in 1995. These four money market Portfolios seek to provide high levels of current income while preserving capital and maintaining liquidity.

     All four Portfolios seek to maintain a net asset value of $1.00, and have done so since their inception (although this cannot be guaranteed). The Institutional Federal Portfolio seeks to maximize income exempt from state and local income taxes, while the Institutional Tax-Free Portfolio seeks to provide income exempt from Federal income tax.

     Aggregate net assets were $425 million on December 31, 1995, compared to $568 million at the start of the year. A table showing dividend payments and other financial information for the twelve months ended December 31, 1995 is on page 16. This table also shows dividend payments and financial information for each Portfolio for the five years ended December 31. In addition, please see the following pages for audited financial statements for the year ended December 31, 1995, as well as a list of each Portfolio's investments.

     If you have any questions concerning Scudder Institutional Fund, Inc., please call toll free (800) 854-8525 from any continental state.


                                                                 /S/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
                             GOVERNMENT PORTFOLIO

                                                                  MATURITY     PRINCIPAL      VALUE
                                                                    DATE        AMOUNT       (NOTE 2A)
                                                                  --------     ---------     ---------
REPURCHASE AGREEMENTS - 8.2%
Donaldson, Lufkin, & Jenrette Securities Corp. dated
  12/29/95 at 5.85% (proceeds at maturity $6,542,250)
  collateralized by $6,351,000 U.S. Treasury Note,
  6.75%, 2/28/97 (cost $6,538,000) (note 3) ...................     1/2/96   $ 6,538,000   $ 6,538,000
                                                                                           -----------
U.S.  GOVERNMENT AGENCY OBLIGATIONS - 92.0%
Federal Farm Credit Bank Discount Note ........................     1/3/96     8,000,000     7,997,514
Federal Farm Credit Bank Discount Note ........................     1/5/96     5,000,000     4,996,900
Federal Farm Credit Bank Discount Note ........................     2/6/96     4,000,000     3,977,800
Federal Home Loan Bank Discount Note ..........................     1/9/96     2,000,000     1,997,533
Federal Home Loan Bank Discount Note ..........................     3/1/96     4,000,000     3,964,533
Federal Home Loan Mortgage Corp. Discount Note ................     1/9/96     2,000,000     1,997,516
Federal Home Loan Mortgage Corp. Discount Note ................     1/9/96     3,434,000     3,429,757
Federal Home Loan Mortgage Corp. Discount Note ................    1/16/96     2,600,000     2,593,890
Federal Home Loan Mortgage Corp. Discount Note ................    2/20/96     2,000,000     1,984,500
Federal Home Loan Mortgage Corp. Discount Note ................    6/17/96     4,000,000     3,902,000
Federal National Mortgage Assn. Discount Note .................     1/8/96     4,000,000     3,995,590
Federal National Mortgage Assn. Discount Note .................    1/16/96     3,000,000     2,993,013
Federal National Mortgage Assn. Discount Note .................    1/18/96     3,000,000     2,992,053
Federal National Mortgage Assn. Discount Note .................    1/19/96     2,000,000     1,994,520
Student Loan Marketing Assn. Variable Rate Note, 6.08% ........     7/1/96*    5,000,000     5,000,000
Student Loan Marketing Assn. Variable Rate Note, 5.22% ........     1/2/96*   11,700,000    11,700,000
Student Loan Marketing Assn. Variable Rate Note, 5.40% ........     1/2/96*    8,000,000     8,025,279
                                                                                           -----------
TOTAL U.S.  GOVERNMENT AGENCY OBLIGATIONS (COST $73,542,398) ........................       73,542,398
                                                                                           -----------
TOTAL INVESTMENTS - 100.2% (COST $80,080,398)** .....................................       80,080,398
                                                                                           -----------
OTHER ASSETS AND LIABILITIES - (0.2%)

Interest receivable and other assets ................................................          361,328
Dividend payable ....................................................................         (353,701)
Management fee payable (note 4) .....................................................           (9,957)
Accrued expenses (note 4) ...........................................................         (159,707)
                                                                                           -----------
                                                                                              (162,037)
                                                                                           -----------

See notes to financial statements.

NET ASSETS - 100.0%
Applicable to 79,918,361 shares of $.001 par value Capital Stock outstanding;
        5,000,000,000 shares authorized (note 5) ....................................      $79,918,361
                                                                                           ===========
NET ASSET VALUE PER SHARE ...........................................................      $      1.00
                                                                                           ===========

*   Date of next interest rate change.
**  Cost for federal income tax purposes.

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
                              FEDERAL PORTFOLIO

                                                                       MATURITY     PRINCIPAL      VALUE
                                                                         DATE        AMOUNT      (NOTE 2A)
                                                                       --------     ---------    ---------
U.S. TREASURY OBLIGATIONS - 99.2%
U.S. Treasury Bill ........................................              1/4/96    $  580,000  $   579,746
U.S. Treasury Bill ........................................             1/25/96       890,000      886,826
U.S. Treasury Bill ........................................              2/8/96     3,000,000    2,983,074
U.S. Treasury Bill ........................................             2/15/96       850,000      844,294
U.S. Treasury Bill ........................................              3/7/96     1,200,000    1,188,351
U.S. Treasury Bill ........................................             3/14/96       550,000      544,039
U.S. Treasury Bill ........................................             3/28/96     3,900,000    3,854,289
U.S. Treasury Bill ........................................              4/4/96     2,500,000    2,465,599
U.S. Treasury Bill ........................................              5/2/96     3,000,000    2,949,777
                                                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $16,295,995)** ........................................   16,295,995
                                                                                               -----------
OTHER ASSETS AND LIABILITIES - 0.8%
Cash ........................................................................................      334,491
Other assets ................................................................................        5,194
Dividend payable ............................................................................     (100,244)
Management fee payable (note 4) .............................................................      (23,561)
Accrued expenses (note 4) ...................................................................      (91,592)
                                                                                               -----------
                                                                                                   124,288
                                                                                               -----------
NET ASSETS - 100.0%
Applicable to 16,420,283 shares of $.001 par value Capital Stock outstanding;
  5,000,000,000 shares authorized (note 5) ..................................................  $16,420,283
                                                                                               ===========
NET ASSET VALUE PER SHARE ...................................................................  $      1.00
                                                                                               ===========

**  Cost for federal income tax purposes.

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
                               CASH PORTFOLIO

                                                     MATURITY     PRINCIPAL     VALUE
                                                       DATE        AMOUNT     (NOTE 2A)
                                                     --------     ---------   ---------
CERTIFICATES OF DEPOSIT - 14.4%
Bayerische Vereinsbank, 5.78% .....................    4/1/96     7,000,000    7,000,000
Canadian Imperial National Bank (Yankee), 5.8% ....   1/30/96     8,000,000    8,000,000
Credit Suisse Zurich (Yankee), 5.75% ..............   1/19/96     7,000,000    7,000,069
Lloyds Bank (Yankee), 5.76% .......................   4/10/96     7,000,000    7,000,189
Swiss Bank Corp, 5.67%  ...........................   3/25/96     7,000,000    6,998,599
                                                                             -----------

TOTAL CERTIFICATES OF DEPOSIT (COST $35,998,857) .........................    35,998,857
                                                                             -----------

COMMERCIAL PAPER - 61.4%
Abbey National North America ......................   1/31/96     7,000,000    6,966,632
American General Finance Corp. ....................    1/8/96     7,000,000    6,992,242
AT&T Corp. ........................................    4/9/96     7,000,000    6,892,393
Associates Corp. of North America .................   1/10/96     7,000,000    6,990,025
Barclays U.S. Funding Corp. .......................    1/8/96     4,000,000    3,995,574
Ciesco L.P. Discount Note .........................   1/18/96     7,000,000    6,981,191
Credit Agricole U.S.A. ............................   2/14/96     7,000,000    6,952,089
Deere Cap Corp. ...................................   1/29/96     7,000,000    6,968,967
Deutsche Bank Financial Inc. ......................   4/10/96     7,000,000    6,891,111
Ford Credit Receivables Funding Inc. ..............   1/17/96     7,400,000    7,381,286
General Electric Co. ..............................   1/11/96     8,000,000    7,987,289
H.J. Heinz Co. ....................................   1/10/96     8,000,000    7,988,600
Eli Lilly & Co. ...................................    3/5/96     6,000,000    5,940,053
New Center Asset Trust ............................   1/16/96    10,000,000    9,976,083
Norwest Corp. .....................................   1/26/96     7,000,000    6,972,292
Pitney Bowes Credit Corp. .........................   1/23/96     7,000,000    6,975,745
Pitney Bowes Credit Corp. .........................    2/1/96     5,000,000    4,975,674
PREFCO ............................................   1/24/96     8,000,000    7,970,764
Prudential Funding Corp. ..........................    1/9/96     7,000,000    6,991,056
Rincon Securities Inc. (LOC Trust Co. of Georgia) .   1/12/96     7,000,000    6,987,830
Transamerica Financial ............................   1/12/96     7,000,000    6,987,680
Warner Lambert Co.. ...............................    5/6/96     6,500,000    6,376,013
                                                                             -----------

TOTAL COMMERCIAL PAPER (COST $153,140,589) ...............................   153,140,589
                                                                             -----------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
CASH PORTFOLIO (CONTINUED)

                                                                 MATURITY       PRINCIPAL        VALUE
                                                                   DATE          AMOUNT        (NOTE 2A)
                                                                 --------       ---------      ---------
REPURCHASE AGREEMENTS - 7.7%
Donaldson, Lufkin & Jenrette Securities Corp.
  dated 12/29/95 at 5.85% (proceeds at maturity
  $19,179,459) collateralized by $19,586,000
  U.S. Treasury Bill, 4/11/96
  (cost $19,167,000) (note 3) .............................        1/2/96     $19,167,000   $ 19,167,000
                                                                                            ------------
U.S. Government Agency Obligations - 15.7%
Federal National Mortgage Assn.
  Variable Rate Note, 5.68% ...............................       3/14/96*     15,000,000     15,000,000
Student Loan Marketing Assn. Variable Rate Note, 5.22% ....        1/2/96*     14,000,000     14,000,000
Student Loan Marketing Assn. Variable Rate Note, 5.40% ....        1/2/96*     10,000,000     10,031,599
                                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,031,599) ...............................   39,031,599
                                                                                            ------------
VARIABLE COUPON RENEWABLE NOTES - 1.1%
Adesa Funding Corp. (LOC Banc One), 5.83%
  (cost $2,847,000) .......................................        1/4/96*      2,847,000      2,847,000
                                                                                            ------------
TOTAL INVESTMENTS - 100.3% (COST $250,185,045)** ..........................................  250,185,045
                                                                                            ------------
OTHER ASSETS AND LIABILITIES - (0.3%)
Interest receivable and other assets ......................................................      782,005
Dividend payable ..........................................................................   (1,292,461)
Management fee payable (note 4) ...........................................................      (34,136)
Accrued expenses (note 4) .................................................................     (212,324)
                                                                                            ------------
                                                                                                (756,916)
                                                                                            ------------
NET ASSETS - 100.0%
Applicable to 249,428,129 shares of $.001 par value Capital Stock outstanding;
  5,000,000,000 shares authorized (note 5) ................................................ $249,428,129
                                                                                            ============
NET ASSET VALUE PER SHARE ................................................................. $       1.00
                                                                                            ============

 * Date of next interest rate change.
** Cost for federal income tax purposes.

ABBREVIATIONS USED IN THE STATEMENT:

LOC      Letter of Credit

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
                                                 TAX-FREE PORTFOLIO

CREDIT                                                                                  PRINCIPAL      VALUE
RATING*    SHORT-TERM MUNICIPAL SECURITIES - 103.5%                                      AMOUNT      (NOTE 2A)
-------                                                                                 ---------    ---------
           ALASKA - 3.8%
A-1+       Alaska Housing Finance Corp. General Mortgage Revenue Series 1991-A
             VRDN, 5.3%, 6/1/26 .....................................................  $3,000,000   $3,000,000
                                                                                                    ----------
           ARIZONA - 4.6%
A-1+       Apache County Industrial Development Revenue Tuscan Electric Co.
             Springerville Project Series 1985-A VRDN, 5%, 12/1/20 ..................     500,000      500,000
VMIG-1     Pima County Industrial Development Authority Tucson Electric Power Co.
             Series 1982-A VRDN, 5.1%, 7/1/22 .......................................     100,000      100,000
A-1+       Salt River Project Electric System Revenue Refunding Series 1992-A TOB,
             5%, 1/1/09 .............................................................   3,000,000    3,000,000
                                                                                                    ----------
               TOTAL ARIZONA ........................................................                3,600,000
                                                                                                    ----------
           ARKANSAS - 0.1%
VMIG-1     Jonesboro Industrial Revenue Bond Farr Co. Project VRDN, 5.6%,  12/1/01 ..      70,000       70,000
                                                                                                    ----------
           CALIFORNIA - 7.6%
SP-1+      California Community College Finance Authority Series B
             TRAN, 5%, 8/30/96 ......................................................   1,500,000    1,504,744
A-1        Lancaster Willows Project Green Meadows Apartments Series 1995-A
             VRDN, 5.375%, 2/1/05 ...................................................   1,000,000    1,000,000
SP-1+      Los Angeles County Local Educational Agencies Pool TRAN, 4.75%, 7/5/96 ...   1,000,000    1,003,170
A-1        Riverside Multi-Family Housing Revenue Countrywood Apartments Series
             1985-D VRDN, 5.375%, 5/1/05 ............................................   1,500,000    1,500,000
SP-1+      South Coast Local Education Agencies TRAN, 5%. 8/14/96 ...................   1,000,000    1,002,953
                                                                                                    ----------
               TOTAL CALIFORNIA .....................................................                6,010,867
                                                                                                    ----------
           COLORADO - 1.8%
A-1+       Clear Creek County Colorado Counties Financing Program Series 1988
             VRDN, 5.15%, 6/1/98 ....................................................     400,000      400,000
A-1        Colorado Housing Finance Authority Central Park Coventry Village
             & Greenwood Point Series 1985 VRDN, 5.15%, 5/1/97 ......................   1,000,000    1,000,000
                                                                                                    ----------
               TOTAL COLORADO .......................................................                1,400,000
                                                                                                    ----------
           CONNECTICUT - 2.5%
A-1+       Hartford Redevelopment Agency Underwood Towers Project Series 1990
             FSA Insured VRDN, 5.35%, 6/1/20 ........................................   2,000,000    2,000,000
                                                                                                    ----------
           FLORIDA - 1.5%
A-1+       Dade County Water and Sewer System Revenue Bond Series 1994
             VRDN FGIC Insured, 4.9%, 10/5/22 .......................................   1,200,000    1,200,000
                                                                                                    ----------
           GEORGIA - 9.2%
A-1+       DeKalb Private Hospital Authority Egleston Children's Hospital at Emory
             University Series 1994-B VRDN, 5.05%, 3/1/24 ...........................   1,400,000    1,400,000
P-1        Hapeville Industrial Development Bond Hapeville Hotel VRDN, 6%, 11/1/15 ..   1,100,000    1,100,000
MIG-1      Savannah Downtown Development Authority Series 1985 VRDN, 5.38%,
             5/1/15 .................................................................   4,800,000    4,800,000
                                                                                                    ----------
               TOTAL GEORGIA ........................................................                7,300,000
                                                                                                    ----------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
TAX-FREE PORTFOLIO (CONTINUED)

CREDIT                                                                                           PRINCIPAL      VALUE
RATING*                                                                                           AMOUNT      (NOTE 2A)
-------                                                                                          ---------    ---------
           ILLINOIS - 3.8%
SP-1+      Illinois General Obligation Revenue Anticipation Certificates Series 1995,
             4.5%, 5/10/96 ...............................................................      $2,000,000   $2,004,697
MIG-1      State of Illinois Revenue Anticipation Certificates Series 1995, 4.5%,
             6/10/96 .....................................................................       1,000,000    1,005,150
                                                                                                             ----------
               TOTAL ILLINOIS ............................................................                    3,009,847
                                                                                                             ----------
           INDIANA - 8.1%
A-1+       Purdue University Student Fee Revenue Bonds Series H VRDN, 5%, 7/1/17 .........       2,200,000    2,200,000
MIG-1      Purdue University Student Fee Revenue Bonds Series 1995L VRDN,
                5%, 7/1/20 ...............................................................       2,200,000    2,200,000
A-1+       Sullivan PCR Hoosier Energy Rural Electric Project TECP, 3.75%, 1/25/96               2,000,000    2,000,000
                                                                                                             ----------
               TOTAL INDIANA .............................................................                    6,400,000
                                                                                                             ----------
           IOWA - 1.9%
SP-1+      Iowa School Corporation Warrant Certificates Cash Anticipation
             Program Capital Guaranty Insured VRDN, 4.75%, 6/28/96 .......................       1,500,000    1,506,353
                                                                                                             ----------
           LOUISIANA - 3.8%
A-1+       Louisiana Public Facilities Authority Sisters of Charity Series 1993 TECP,
             3.8%, 1/11/96 ...............................................................       3,000,000    3,000,000
                                                                                                             ----------
           MARYLAND - 1.6%
MIG-1      Ann Arundel County Baltimore Electric & Gas Company TECP, 3.6%,
             3/8/96 ......................................................................       1,300,000    1,300,000
                                                                                                             ----------
           MAINE - 1.3%
SP-1+      State of Maine TAN, 4.5%, 6/28/96 .............................................       1,000,000    1,003,538
                                                                                                             ----------
           MISSOURI - 2.5%
A-1+       Missouri State Environmental Improvement and Energy Resource Authority
             Union Electric Company Series 1984-A OP, 4%, 6/1/96 .........................       2,000,000    2,000,000
                                                                                                             ----------
           NEBRASKA - 1.6%
A-1+       Omaha Public Power District TECP, 3.85%, 2/7/96 ...............................       1,300,000    1,300,000
                                                                                                             ----------
           NEW MEXICO - 1.3%
MIG-1      Albuquerque Gross Receipts/Lodgers Tax Series 1991-A VRDN, 5.15%,
             7/1/22 ......................................................................       1,000,000    1,000,000
                                                                                                             ----------
           NEW YORK - 3.3%
MIG-1      New York City RAN, 4.5%, 4/11/96 ..............................................       2,600,000    2,608,147
                                                                                                             ----------
           OREGON - 4.4%
A-1        Oregon General Obligation Series 1973-G VRDN, 5.25%, 12/1/18 ..................       1,900,000    1,900,000
VMIG-1     Oregon General Obligation Veterans Welfare Series 1973-E VRDN,
             5.15%, 12/1/16 ..............................................................       1,600,000    1,600,000
                                                                                                             ----------
               TOTAL OREGON ..............................................................                    3,500,000
                                                                                                             ----------
           PENNSYLVANIA - 5.7%
SS&C       Elk County Pennsylvania Industrial Development Authority Stackpole
             Corporation Series 1989 VRDN, 4.01%, 3/1/04 .................................       1,000,000    1,000,000

See notes to financial statements.


CREDIT                                                                                           PRINCIPAL       VALUE
RATING*                                                                                           AMOUNT       (NOTE 2A)
-------                                                                                          ---------     ---------
A-1+       Emmaus General Authority Local Government Revenue Bond
             Pool Program Series 1989-G VRDN, 5.05%, 3/1/24 ..............................      $  800,000   $   800,000
A-1+       Emmaus General Authority Local Government Revenue Bond
             Pool Program Series 1989-G5 VRDN, 5.15%, 3/1/24 .............................       1,200,000     1,200,000
A-1        Emmaus General Authority Local Government Revenue Bond
             Pool Program Series 1989-G6 VRDN, 5.1%, 3/1/24 ..............................       1,500,000     1,500,000
                                                                                                             -----------
               TOTAL PENNSYLVANIA ........................................................                     4,500,000
                                                                                                             -----------
           TENNESSEE - 5.1%
VMIG-1     Franklin Industrial Development Revenue Franklin Oaks Apartments
             VRDN, 4.85%, 12/1/07 ........................................................       4,000,000     4,000,000
                                                                                                             -----------
           TEXAS - 14.2%
MIG-1+     Gulf Coast Waste Disposal Authority Texas Exxon Project TECP, 3.5%,
             3/13/96 .....................................................................       2,000,000     2,000,000
A-1+       Austin Utility Systems Revenue TECP, 3.85%, 2/8/96 ............................       1,000,000     1,000,000
A-1+       San Antonio Electric & Gas City Public Services Series 1995 A TECP,
             3.8%, 2/14/96 ...............................................................       3,000,000     3,000,000
MIG-1      Lone Star Airport Improvement Authority Series A2 VRDN, 6%, 12/1/14 ...........       1,200,000     1,200,000
SP-1+      State of Texas TRAN, 4.75%, 8/30/96 ...........................................       4,000,000     4,019,724
                                                                                                             -----------
               TOTAL TEXAS ...............................................................                    11,219,724
                                                                                                             -----------
           UTAH - 1.3%
A-1+       Salt Lake City Pooled Hospital Financings TECP, 3.85%, 2/13/96 ................       1,000,000     1,000,000
                                                                                                             -----------
           VERMONT - 4.6%
SS&C       Vermont Industrial Development Authority Mount Snow Limited Series 1904
             VRDN, 4.1%, 4/1/99 ..........................................................         810,000       810,000
VMIG-1     Vermont Student Assistance Corporations VRDN, 3.75%, 1/1/04 ...................       2,800,000     2,800,000
                                                                                                             -----------
               TOTAL VERMONT .............................................................                     3,610,000
                                                                                                             -----------
           VIRGINIA - 1.3%
MIG-1      Louisa Pollution Control Revenue Virginia Electric Power Co. Series
             1987 TECP, 3.6%, 3/8/96 .....................................................       1,000,000     1,000,000
                                                                                                             -----------
           WASHINGTON - 4.9%
MIG-1      Washington Public Power Supply System Projects -1 and -3 Refunding
             Revenue Series 1993-3A1 VRDN, 5.1%, 7/1/18 ..................................       1,475,000     1,475,000
A-1        Washington Public Power Supply System Nuclear Project -1 Series
             1993-1A-1 VRDN, 4.95%, 7/1/17 ...............................................       2,400,000     2,400,000
                                                                                                             -----------
               TOTAL WASHINGTON ..........................................................                     3,875,000
                                                                                                             -----------
           WISCONSIN - 0.6%
A-1+       Wausau Pollution Control Revenue Minnesota Mining and Manufacturing
             Series 1982 VRDN, 5.31%, 8/1/17 .............................................         500,000       500,000
                                                                                                             -----------
           WYOMING - 1.1%
A-1+       Lincoln County Pollution Control Revenue Pacificorp Project Series 1994
             AMBAC Insured, 6.1%, 11/1/24 ................................................         900,000       900,000
                                                                                                             -----------
           TOTAL INVESTMENTS - 103.5% (COST $81,813,476)** ...............................                    81,813,476
                                                                                                             -----------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
TAX-FREE PORTFOLIO (CONTINUED)
                                                                                                       VALUE
                                                                                                     (NOTE 2A)
                                                                                                     ---------
OTHER ASSETS AND LIABILITIES - (3.5%)
Interest receivable and other assets .....................................................         $   686,577
Receivable for Investments sold ..........................................................             900,000
Due to custodian bank ....................................................................          (2,944,681)
Payable for Investments purchased ........................................................          (1,022,900)
Dividend payable .........................................................................            (275,770)
Management fee payable (note 4) ..........................................................             (11,096)
Accrued expenses (note 4) ................................................................             (96,293)
                                                                                                   -----------
                                                                                                    (2,764,163)
                                                                                                   -----------
NET ASSETS - 100.0%
Applicable to 79,049,313 shares of $.001 par value Capital Stock outstanding;
  2,000,000,000 shares authorized (note 5) ...............................................         $79,049,313
                                                                                                   ===========
NET ASSET VALUE PER SHARE ................................................................         $      1.00
                                                                                                   ===========

**  Cost for federal income tax purposes.
--------------------------------------------------------------------------------------------------------------

 *  CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S
    CORPORATION OR SCUDDER:
MOODY'S          STANDARD & POOR'S
P-1              A-1/A-1+              Commercial paper of the highest quality.
MIG-1/MIG-1+     SP-1/SP-1+            Short-term tax-exempt instrument of the best quality with strong protection.
VMIG-1                                 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.


ABBREVIATIONS USED IN THE STATEMENT:
TECP    Tax Exempt Commercial Paper                                    VRDN      Variable Rate Demand Note

OP      Security with a "optional put" feature; date shown             SS&C      These securities are not rated by either Moody's
        represents the earliest date the security may be redeemed                or Standard & Poor's. Scudder has determined that
        or the interest rate will be reset if the security is not                these securities are of comparable quality to
        redeemed                                                                 rated acceptable notes on a cash flow basis and are
                                                                                 of appropriate credit for the standards required
                                                                                 by the Fund's investment objective.

TOB     Tender Option Bond is a security with a periodic               TRAN      Tax Revenue Anticipation Note
        "put feature"

RAN     Revenue Anticipation Note                                      TAN       Tax Anticipation Note


See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
                                                 GOVERNMENT    FEDERAL        CASH        TAX-FREE
                                                  PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                 ----------   ---------     ---------    ---------
INVESTMENT INCOME:
Interest Income ..........................       $4,067,528    $861,963   $19,021,209   $3,775,939
                                                 ----------    --------   -----------   ----------

EXPENSES (NOTE 2C):
Management fee (note 4) ..................          104,332      23,561       476,472      143,025
Shareholder services (note 4) ............           15,640       7,670        34,413       17,678
Directors' fees and expenses (note 4) ....           13,770      10,864        20,650       15,601
Custodian and accounting fees (note 4) ...           63,341      36,086        98,449       77,858
Professional services ....................           51,599      14,580       132,668       61,249
Reports to shareholders ..................            1,791         459         8,992        3,423
Registration fees ........................            3,005       4,156         3,818        6,120
Miscellaneous ............................           17,120       9,870        27,728       10,745
                                                 ----------    --------   -----------   ----------
Total expenses before reductions .........          270,598     107,246       803,190      335,699
Expense reductions (note 4) ..............               --     (25,768)           --           --
                                                 ----------    --------   -----------   ----------
  Net expenses ...........................          270,598      81,478       803,190      335,699
                                                 ----------    --------   -----------   ----------

NET INVESTMENT INCOME AND INCREASE IN NET
  ASSETS FROM OPERATIONS .................       $3,796,930    $780,485   $18,218,019   $3,440,240
                                                 ==========    ========   ===========   ==========

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
                                                                                    GOVERNMENT PORTFOLIO
                                                                                  ------------------------
                                                                                    1995            1994
                                                                                  --------        --------
        INCREASE (DECREASE) IN NET ASSETS:
        OPERATIONS:
          Net investment income and increase in net assets
            from operations ..............................................     $   3,796,930   $   7,073,834
          Dividends (notes 2b and 2d) ....................................        (3,796,930)     (7,073,834)
                                                                               -------------   -------------
                                                                                          --              --
                                                                               -------------   -------------
        CAPITAL STOCK TRANSACTIONS (NOTE 5):
          Proceeds from sales of shares ..................................       432,240,116     803,305,494
          Net asset value of shares issued in reinvestment of dividends ..         1,131,510       1,137,637
                                                                               -------------   -------------
                                                                                 433,371,626     804,443,131
          Cost of shares redeemed ........................................      (471,317,385)   (882,511,092)
                                                                               -------------   -------------
          Increase (decrease) in net assets from Capital Stock
            transactions .................................................       (37,945,759)    (78,067,961)
                                                                               -------------   -------------
        Total increase (decrease) in net assets ..........................       (37,945,759)    (78,067,961)
        NET ASSETS:
          Beginning of period ............................................       117,864,120     195,932,081
                                                                               -------------   -------------
          End of period ..................................................     $  79,918,361   $ 117,864,120
                                                                               =============   =============

          See notes to financial statements.


       Federal Portfolio               Cash Portfolio                 Tax-Free Portfolio
---------------------------  -------------------------------    -----------------------------
    1995           1994           1995             1994              1995           1994
------------  -------------  --------------  ---------------    -------------    ------------
$    780,485  $    362,379   $  18,218,019   $    15,242,973    $   3,440,240    $  3,879,840
    (780,485)     (362,379)    (18,218,019)      (15,242,973)      (3,440,240)     (3,879,840)
------------  ------------   -------------   ---------------    -------------    -------------
          --            --              --                --               --              --
------------  ------------   -------------   ---------------    -------------    -------------
  81,622,544    49,187,822     924,578,235     1,756,715,344      522,266,284      908,058,572
     690,840       344,539       6,908,170         2,606,116          907,361        1,407,961
------------  ------------   -------------   ---------------    -------------    -------------
  82,313,384    49,532,361     931,486,405     1,759,321,460      523,173,645      909,466,533
 (76,948,070)  (46,094,573)   (953,063,076)   (1,956,022,378)    (611,981,728)    (866,656,883)
------------  ------------   -------------   ---------------    -------------    -------------
   5,365,314     3,437,788     (21,576,671)     (196,700,918)     (88,808,083)      42,809,650
------------  ------------   -------------   ---------------    -------------    -------------
   5,365,314     3,437,788     (21,576,671)     (196,700,918)     (88,808,083)      42,809,650

  11,054,969     7,617,181     271,004,800       467,705,718      167,857,396      125,047,746
------------  ------------   -------------   ---------------    -------------    -------------
$ 16,420,283  $ 11,054,969   $ 249,428,129   $   271,004,800    $  79,049,313    $ 167,857,396
============  ============   =============   ===============    =============    =============

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                                Ratio of    Ratio of Net
                                       Net Asset                         Net Asset             Operating    Investment    Net Assets
                                       Value, at     Net                 Value, at              Expenses      Income        End of
                                       Beginning  Investment  Dividends     End      Total     to Average   to Average      Period
          Period                       of Period    Income      Paid     of Period   Return    Net Assets   Net Assets    (millions)
---------------------------------      ---------  ----------  ---------  ---------   ------    ----------   ------------  ----------
GOVERNMENT PORTFOLIO
  Year ended 12/31/95 ...........       $1.00       $.055     $(.055)      $1.00      5.60%      0.39%         5.46%         $ 80
  Year ended 12/31/94 ...........        1.00        .040      (.040)       1.00      4.09       0.28          3.89           118
  Year ended 12/31/93 ...........        1.00        .030      (.030)       1.00      3.01       0.26          2.97           196
  Year ended 12/31/92 ...........        1.00        .037      (.037)       1.00      3.74       0.24          3.69           247
  Year ended 12/31/91 ...........        1.00        .057      (.057)       1.00      5.94       0.26          5.86           192
FEDERAL PORTFOLIO (a) (b)
  Year ended 12/31/95 ...........        1.00        .049      (.049)       1.00      5.06       0.52          4.97            16
  Year ended 12/31/94 ...........        1.00        .034      (.034)       1.00      3.42       0.54          3.39            11
  Year ended 12/31/93 ...........        1.00        .027      (.027)       1.00      2.74       0.23          2.73             8
  Year ended 12/31/92 ...........        1.00        .032      (.032)       1.00      3.23       0.32          3.13             9
  Year ended 12/31/91 ...........        1.00        .054      (.054)       1.00      5.55       0.30          5.51            11
CASH PORTFOLIO
  Year ended 12/31/95 ...........        1.00        .057      (.057)       1.00      5.88       0.25          5.73           249
  Year ended 12/31/94 ...........        1.00        .041      (.041)       1.00      4.13       0.24          3.94           271
  Year ended 12/31/93 ...........        1.00        .031      (.031)       1.00      3.16       0.22          3.12           468
  Year ended 12/31/92 ...........        1.00        .038      (.038)       1.00      3.88       0.25          3.66           662
  Year ended 12/31/91 ...........        1.00        .059      (.059)       1.00      6.12       0.25          5.89           308
TAX-FREE PORTFOLIO
  Year ended 12/31/95 ...........        1.00        .036      (.036)       1.00      3.69       0.35          3.61            79
  Year ended 12/31/94 (a) (b) ...        1.00        .027      (.027)       1.00      2.74       0.27          2.73           168
  Year ended 12/31/93 ...........        1.00        .023      (.023)       1.00      2.32       0.29          2.30           125
  Year ended 12/31/92 ...........        1.00        .029      (.029)       1.00      2.92       0.31          2.82            96
  Year ended 12/31/91 ...........        1.00        .045      (.045)       1.00      4.65       0.36          4.55            75

(a)  The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been: 0.68%, 0.77%, 0.83%, 0.69%, and 0.67% and for the years ended December 31, 1995, 1994, 1993, 1992, and 1991, respectively for the Federal Portfolio, and 0.29% for the year ended December 31, 1994 for the Tax-Free Portfolio. (b)
(b)  Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

        Scudder Institutional Fund, Inc. (the "Fund") is an open-end diversified management investment company which currently has four active money market investment portfolios: the Government Portfolio, Federal Portfolio, Cash Portfolio and Tax-Free Portfolio (collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES

        Significant accounting policies followed by the Fund are:

        (a) Security Valuation--Each of the Portfolios values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant rate of amortization to maturity of any premium or discount. This method results in a value approximating market.

        (b) Federal Income Taxes--The Fund intends to qualify each Portfolio as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

        (c) Allocation of Expenses--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

        (d) Dividends--Dividends from net investment income are declared each business day to shareholders of record that day and paid on the first business day of the following month.

        (e) Other--Investment transactions are recorded on trade date. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

        The Cash Portfolio must have at least 25% of its investment portfolio invested in bankers' acceptances, certificates of deposits, commercial paper, fixed time deposits or other obligations of domestic and foreign banks.

3. REPURCHASE AGREEMENTS

        It is the Fund's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Fund in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Fund's custodian. The Fund's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Fund's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, the investment manager will ask for additional securities to be delivered to the Fund's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

        The investment advisory agreements between Scudder, Stevens & Clark, Inc. ("Scudder"), the Fund's investment manager, and the Fund on behalf of each Portfolio provide for a management fee payable each month, based upon the average daily value of each Portfolio's net assets, at annual rates of 0.15%.

        Under certain state regulations, if the total expenses of any of the Portfolios, exclusive of taxes, interest, and extraordinary expenses exceed certain limitations, the Fund's investment adviser is required to reimburse the Portfolio for such excess up to the amount of management fees. Effective January 20, 1995, the adviser agreed not to impose a portion of its management fee until October 31, 1996 and during such period to maintain the annualized expenses of the Federal Portfolio at not more than 0.70% of average daily net assets. During the year ended December 31, 1995, no such reimbursement was required.

        Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Fund's shareholders service, transfer and dividend disbursing agent. For the year ended December 31, 1995, the amount charged to the Fund by SSC aggregated $13,570 for the Government Portfolio, $7,354 for the Federal Portfolio, $32,409 for the Cash Portfolio, and $15,963 for the Tax-Free Portfolio, of which $2,037, remains unpaid at December 31, 1995 for each of the funds.

        Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Portfolios. For the year ended December 31, 1995, the amount charged to the Portfolios by SFAC aggregated $30,000 for the Government Portfolio, $4,232 for the Federal Portfolio, $45,686 for the Cash Portfolio, and $31,636 for the Tax-Free Portfolio, of which $2,500, $574, $3,730, and $2,500, respectively, remain unpaid at December 31, 1995. For the year ended December 31, 1995 for the Federal Portfolio, SFAC did not impose fees amounting to $25,768.

        The Fund has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to all active Portfolios comprising the Fund aggregates $425,834, an applicable portion of which is included in accrued expenses of each of the Portfolios.

5. CAPITAL STOCK

        At December 31, 1995, the Fund had 25,000,000,000 shares of $.001 par value Capital Stock authorized, of which 5,000,000,000 shares each have been designated for the Government Portfolio, Federal Portfolio and Cash Portfolio, and 2,000,000,000 shares have been designated for the Tax-Free Portfolio. Net paid in capital in excess of par value was $79,838,443 for the Government Portfolio, $16,403,863 for the Federal Portfolio, $249,178,701 for the Cash Portfolio and $78,970,264 for the Tax-Free Portfolio. At December 31, 1995, one holder of record of the Government Portfolio held approximately 49% of the outstanding shares; two holders of the Federal Portfolio held approximately 31% and 29% each of the outstanding shares; two holders of the Cash Portfolio held approximately 43% and 25% each of the outstanding shares; and two holders of the Tax-Free Portfolio held approximately 44% and 32% each of the outstanding shares.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER INSTITUTIONAL FUND, INC.

        In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Government Portfolio, Institutional Federal Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio (each a separate portfolio of Scudder Institutional Fund, Inc., hereafter referred to as the "Fund") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 12, 1996




--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF 1995 DIVIDENDS

        The total amount of dividends declared in 1995 by each of the Federal Portfolio, Government Portfolio and Cash Portfolio of Scudder Institutional Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

        All of the dividends from the Tax-Free Portfolio declared in 1995 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1995 Federal income tax return.

        Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                       Institutional Government Portfolio
                         Institutional Federal Portfolio
                          Institutional Cash Portfolio
                        Institutional Tax-Free Portfolio

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

Investment Manager

Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor

Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent

Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent

Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel

Sullivan & Cromwell
New York, New York

                           --------------------------

     The Portfolios are neither insured nor guaranteed by the U.S. Government. Each Portfolio intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

     This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.


                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                        INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX-FREE PORTFOLIO




                                 ANNUAL REPORT

                               DECEMBER 31, 1995